Plant and equipment (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9,990,542
Ending balance	9,879,971	$ 9,990,542
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,663,399	5,950,228
Additions	570,058	3,653,852
Adoption of IFRS 16		2,061,469
Disposals	(49,994)	(2,150)
Lease termination and derecognition	(463,879)
Foreign exchange difference	(9,899)
Ending balance	11,709,685	11,663,399
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,672,857)	(626,462)
Additions	431,732	1,047,649
Disposals	39,089	1,254
Lease termination and derecognition	(260,443)
Foreign exchange difference	24,657
Ending balance	(1,829,714)	(1,672,857)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	259,405
Ending balance	241,783	259,405
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	568,178	494,487
Additions	21,476	73,691
Foreign exchange difference	4,949
Ending balance	594,603	568,178
Furniture and equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(308,773)	(230,798)
Additions	43,139	77,975
Foreign exchange difference	908
Ending balance	(352,820)	(308,773)
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141,081
Ending balance	178,460	141,081
Computer hardware and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	271,116	133,403
Additions	82,380	139,863
Disposals		(2,150)
Foreign exchange difference	237
Ending balance	353,733	271,116
Computer hardware and software | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(130,035)	(65,689)
Additions	45,208	65,600
Disposals		1,254
Foreign exchange difference	30
Ending balance	(175,273)	(130,035)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,472
Ending balance	20,499	55,472
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	388,049	388,049
Disposals	(13,884)
Ending balance	374,165	388,049
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(332,577)	(215,251)
Additions	30,748	117,326
Disposals	9,659
Ending balance	(353,666)	(332,577)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	276,993
Ending balance	220,650	276,993
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	513,668	384,341
Additions	12,498	129,327
Disposals	(36,110)
Foreign exchange difference	14,606
Ending balance	504,662	513,668
Leasehold improvements | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(236,675)	(114,724)
Additions	71,163	121,951
Disposals	29,430
Foreign exchange difference	5,604
Ending balance	(284,012)	(236,675)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,396,672
Ending balance	1,141,564	1,396,672
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,061,469
Additions	237,608
Adoption of IFRS 16		2,061,469
Lease termination and derecognition	(463,879)
Foreign exchange difference	(29,691)
Ending balance	1,805,507	2,061,469
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(664,797)
Additions	241,474	664,797
Lease termination and derecognition	(260,443)
Foreign exchange difference	18,115
Ending balance	(663,943)	(664,797)
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,860,919
Ending balance	8,077,015	7,860,919
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,860,919	4,549,948
Additions	216,096	3,310,971
Ending balance	$ 8,077,015	$ 7,860,919